Employee Benefits - Movements In Deutsche Bank Equity Plan Award Units (Detail) - Deutsche Bank AG - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in share awards units [Line Items]
Outstanding at beginning of year (in shares)	116,589	128,628
Granted (in shares)	33,457	41,167
Released (in shares)	(44,091)	(50,015)
Forfeited (in shares)	(2,844)	(3,491)
Other movements (in shares)	78	300
Outstanding at the end of year (in shares)	103,189	116,589